Related Party Transactions and Balances - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Yufeng Mi [Member]
Related Party Transaction [Line Items]
Due to related parties, beginning			$ 4,571
Repayment
Interest Expenses
Exchange Rate Translation		(68)
Due to related parties, ending		4,503
HongKong Kisen [Member]
Related Party Transaction [Line Items]
Due to related parties, beginning	[1]		9,240,203
Received	[1]	962,000
Repayment	[1]	(8,021,693)
Interest Expenses	[1]	9,565
Exchange Rate Translation	[1]	5,873
Due to related parties, ending	[1]	2,195,948
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties, beginning			$ 9,244,774
Received		962,000
Repayment		(8,021,693)
Interest Expenses		9,565
Exchange Rate Translation		5,805
Due to related parties, ending		$ 2,200,451

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.